Revenue (Tables) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Schedule of disaggregated revenue

The following is a summary of revenues by type for the three months ended April 30, 2021 (Successor) and three months ended April 30, 2020 (Predecessor), (in thousands):

	Successor	Predecessor
	Three months ended	Three months ended
	April 30, 2021	April 30, 2020
SaaS and subscription services	$78,575	$101,089
Software maintenance	4,064	5,260
Professional services	8,191	10,946
Perpetual software licenses	871	1,031
Hardware and other	—	3
Total net revenues(1)	$91,701	$118,329

The following table sets forth our revenues by geographic region for the three months ended April 30, 2021 (Successor) and three months ended April 30, 2020 (Predecessor), (in thousands):

	Successor	Predecessor
	Three months ended	Three months ended
	April 30, 2021	April 30, 2020
Revenues:
United States	$70,170	$93,533
Other Americas	4,461	4,931
Europe, Middle East and Africa	12,113	13,787
Asia-Pacific	4,957	6,078
Total net revenues(1)	$91,701	$118,329

The following is a summary of revenues by type for the period August 28, 2020 through January 31, 2021 (Successor), February 1, 2020 through August 27, 2020 (Predecessor), and the fiscal years ended January 31, 2020 and 2019 (Predecessor) (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
SaaS and subscription services	$93,205	$234,766	$439,791	$462,240
Software maintenance	4,770	12,079	23,982	30,161
Professional services	9,546	24,499	45,661	38,043
Perpetual software licenses	1,241	2,486	1,885	3,340
Hardware and other	6	21	2,702	357
Total net revenues(1)	$108,768	$273,851	$514,021	$534,141

The following table sets forth our revenues by geographic region for the period August 28, 2020 through January 31, 2021 (Successor), February 1, 2020 through August 27, 2020 (Predecessor), and the fiscal years ended January 31, 2020 and 2019 (Predecessor) (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Revenues:
United States	$84,248	$217,783	$405,065	$421,746
Other Americas	4,724	8,899	21,925	22,807
Europe, Middle East and Africa	13,934	32,788	61,321	66,244
Asia-Pacific	5,862	14,381	25,710	23,344
Total net revenues(1)	$108,768	$273,851	$514,021	$534,141
(1)

As a result of the Company’s adoption of ASC 606 effective February 1, 2019 using the modified retrospective method, prior period amounts have not been adjusted to conform with ASC 606 and therefore may not be comparable.

Schedule of deferred revenue

Deferred revenue activity for the three months ended April 30, 2021 was as follows (in thousands):

Deferred revenue at January 31, 2021 (Successor)	$260,584
Billings deferred	67,034
Recognition of prior deferred revenue	(91,701)
Deferred revenue at April 30, 2021 (Successor)	$235,917

Deferred revenue activity for the period February 1, 2020 through August 27, 2020 (Predecessor) and the period August 28, 2020 through January 31, 2021 (Successor) was as follows (in thousands):

Deferred revenue at February 1, 2020 (includes current and non-current components)	$311,170
Billings deferred	163,333
Recognition of prior deferred revenue	(273,851)
Deferred revenue at August 27, 2020	200,652
Fresh start reporting fair value adjustment	(116,252)
Deferred revenue at August 28, 2020 (Successor)	84,400
Billings deferred	284,952
Recognition of prior deferred revenue	(108,768)
Deferred revenue at January 31, 2021 (Successor)	$260,584

Schedule of deferred contract acquisition costs

Deferred contract acquisition cost activity for the three months ended April 30, 2021 was as follows (in thousands):

Deferred contract acquisition costs at January 31, 2021 (Successor)	$7,584
Contract acquisition costs	5,491
Recognition of contract acquisition costs	(3,323)
Deferred contract acquisition costs at April 30, 2021 (Successor)	$9,752

Deferred contract acquisition cost activity for the period February 1, 2020 through August 27, 2020 (Predecessor) and the periods August 28, 2020 through January 31, 2021 (Successor) was as follows (in thousands):

Deferred contract acquisition costs at February 1, 2020	$22,887
Contract acquisition costs	11,965
Recognition of contract acquisition costs	(14,060)
Deferred contract acquisition costs at August 27, 2020 (Predecessor)	$20,792
Fresh start reporting fair value adjustment	(20,792)
Deferred contract acquisition costs at August 28, 2020 (Successor)	—
Contract acquisition costs	19,973
Recognition of contract acquisition costs	(12,389)
Deferred contract acquisition costs at January 31, 2021 (Successor)	$7,584